Cost of revenues - Schedule of cost of revenue (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cost of revenues	¥ 3,946,992,974	$ 540,735,820	¥ 4,846,371,264	¥ 6,118,128,300
Revenue sharing fees and content costs
Cost of revenues	3,363,122,749		3,878,385,035	5,245,923,556
Bandwidth costs
Cost of revenues	304,597,404		449,901,415	569,057,110
Others
Cost of revenues	¥ 279,272,821		¥ 518,084,814	¥ 303,147,634